Stockholders' Deficit	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Stockholders' Deficit
Note 21 – Stockholders’ Deficit
For periods prior to the Closing, Legacy Bridger had Class A, Class B, Class C and Class D Common shares. As described in
“Note 1—Organization and Basis of Presentation,”
on January 24, 2023, we consummated the Reverse Recapitalization between Jack Creek Investment Corporation and Legacy Bridger. Subsequent to the Closing, the Company’s Common Stock is the only authorized and issued class of common stock.
Legacy
Bridger Common Shares
Legacy Bridger had 30,000,000 Class A Common Shares issued and outstanding as of December 31, 2022. The holders of these shares were entitled to one vote for each share held of record on all matters submitted to a vote of our shareholders. These Class A Common Shares were issued to ElementCompany, LLC.
Legacy Bridger had 9,756,130 Class B Common Shares issued and outstanding as of December 31, 2022 and 2021. The holders of these shares were entitled to one vote for each share held of record on all matters submitted to a vote of our shareholders.
Legacy Bridger had
243,871
Class C Common Shares issued and
outstanding
as of December 31,
2022
. Legacy Bridger also had
606,061
shares of

Class D Common Shares issued and outstanding as of December 31, 2022. The Class C and Class D shares were non-voting
shares
.
The voting power of Legacy Bridger followed the structure of the elected Board members with 3 designees from the holders of Class A Common Shares and 2 designees from the holders of Class B Common Shares. This was planned to remain in place while the holders of Class B Common Shares in aggregate held at least 10% of the common shares outstanding and prior to any initial public offering, at which point voting power would change, based on the relevant shares outstanding.
Bridger Common Stock
In connection with the Reverse Recapitalization, the Company issued 43,769,290 shares of Common Stock, of which 39,081,744 shares were issued to Legacy Bridger Common shareholders, 2,084,357 shares were issued to the public shareholders of JCIC and 2,603,189 shares were issued to JCIC Sponsor and independent directors of JCIC upon Closing. Of the shares issued to Legacy Bridger Common shareholders and JCIC Sponsor, 233,323 and 855,000 shares are subject to continuing vesting conditions, respectively.

Holders of Common Stock are entitled to full economic rights, including the right to receive dividends when and if declared by the Board, subject to any statutory or contractual restrictions of the payment of dividends and any restrictions on the payment of dividends imposed by the vesting conditions of the unvested Common Stock.
Each holder of Common Stock is entitled to one vote for each Common Stock held.

BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Stockholders' Deficit
Note 21 – Members’ Deficit
Common Shares
— The Company has 30,000,000 shares of Class A Common shares issued and outstanding as of December 31, 2022 and 2021. The holders of these shares are entitled to one vote for each share held of record on all matters submitted to a vote of our shareholders. These Class A shares were issued to ElementCompany, LLC.
The Company has 9,756,130 shares of Class B Common shares issued and outstanding as of December 31, 2022 and 2021. The holders of these shares are entitled to one vote for each share held of record on all matters submitted to a vote of our shareholders.
The Company has 243,871 shares of Class C Common shares issued and outstanding as of December 31, 2022 and 2021. The Company also has 606,061 shares of Class D Common shares issued and outstanding as of December 31, 2022 and 2021, respectively. These Class C and Class D shares are non-voting.
The current voting power of the Company follows the structure of the elected Board members with 3 designees from the holders of Class A Common shares and 2 designees from the holders of Class B Common shares. This will remain in place while the holders of Class B Common shares in aggregate hold at least
10
% of the common shares outstanding and prior to any initial public offering, at which point voting power changes, based on the relevant shares outstanding. This structure will remain in place unless a board expansion event occurs as defined in the operating agreement.